SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent events [Member] - Letter agreement [Member] - CAD ($)	1 Months Ended
	Nov. 09, 2021	Nov. 01, 2021
Disclosure of non-adjusting events after reporting period [line items]
Amount of non-refundable monthly retainer as service compensation		$ 5,000
Number of restricted stock issued for compensation		11,200
Number of warrants exercised	12,500
Gross proceeds from warrants exercised	$ 118,250
January 1, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of restricted stock issued for compensation		3,800
April 1, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of restricted stock issued for compensation		3,700
July 1, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of restricted stock issued for compensation		3,700